Above / Below Market Acquired Time Charters / Other Intangible Assets - Future Amortization of Above / Below Market Acquired Time Charters (Table) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
For the year:
Total	$ 453,248	$ 1,820,771
Above Market Acquired Time Charters
For the year:
2014	5,198,573
2015	2,886,081
2016	446,401
Total	8,531,055
Below Market Acquired Time Charters
For the year:
2014	453,248
2015	0
2016	0
Total	$ 453,248